DEALERSHIP SETTLEMENT	12 Months Ended
Dec. 31, 2021
DEALERSHIP SETTLEMENT
DEALERSHIP SETTLEMENT

8.DEALERSHIP SETTLEMENT

During 2017 and 2018, the Company entered into several equity purchase agreements (the “Equity Purchase Agreements”) with the original dealers and after-sale service center operators of various auto dealerships (the “Dealership Operators”), to acquire 70% equity interest of the dealerships. According to the Equity Purchase Agreements, the Company agreed to provide certain payments of its ordinary shares to the Dealership Operators as part of the equity acquisition considerations, subject to certain payment triggers including the operating performance of the dealerships and service centers and KAH’s ordinary share price (“Contingent Consideration”). The Company recognized the Contingent Consideration as liability at fair value as of the acquisition date and the subsequent changes in fair value as gain/loss into earnings/(loss). In connection with the Company’s IPO on April 30, 2019, Renren Inc. (“Renren”) agreed to assume the Contingent Consideration from the Company, and the Company reclassified the Contingent Consideration from a liability to additional paid-in capital.

Since 2019, due to disagreements with certain Dealership Operators on operational matters, the Company had disruptions in operations of several dealerships. After continuous negotiations with the Dealership Operators, the Company signed the amendments to Equity Purchase Agreement (the “Amendments”) with seven Dealership Operators in August 2021, to 1) confirm a total of 4,513,761 ordinary shares as part of the Contingent Consideration issuable to the Dealership Operators in accordance with the Equity Purchase Agreements subject to the operating performance of the dealerships and service centers before 2021; 2) provide a total of 7,172,529 ordinary shares (“Compensation Shares”) to the Dealership Operators, as incentives to revitalize the operations of the dealerships. The Company recognized the Compensation Shares as expenses related to provision for dealership settlement.

On November 30, 2021, Renren transferred 13,422,613 ordinary shares of the Company it held, to an escrow company to fully settle the Contingent Consideration shares of 8,219,510. In addition to the Contingent Consideration shares, there were 5,203,103 ordinary shares transferred toward settlement of the Compensation Shares, which are recognized by the Company as additional paid-in capital.

The Company shall issue additional 1,969,425 shares to the Dealership Operators to fully satisfy the Compensation Shares, which was recognized as payable for dealership settlement at the fair value by reference to the quoted price of Company’s ordinary share at the commitment date with subsequent changes in fair value reflected in provision for dealership settlement. The payable for dealership settlement was $2,245 as of December 31, 2021, and the expenses related to provision for dealership settlement was $11,142 for the year then ended.